Payden GNMA Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (128%
)
464,477 Fannie Mae-Aces 2016-M9, (1 mo. LIBOR USD
+ 0.590%), 2.19%, 9/25/23 (a) $ 465
297,471 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 1.87%, 10/01/45 (a) 302
1,500,000 FHLMC Multifamily Structured Pass-Through
Certificates K034, 3.53%, 7/25/23 (b) 1,499
102,534 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 2.01%, 3/25/25 (a) 102
61,265 FHR 3047 FV 3047, (1 mo. LIBOR USD +
0.300%), 2.30%, 1/15/35 (a) 61
157,038 FN BM2007 30YR , 4.00%, 9/01/48  160
1,191,518 FN CA6739 30YR , 3.00%, 8/01/50  1,154
2,029,144 FN MA4413 30YR , 2.00%, 9/01/51  1,830
2,600,000 FNCL , 3.50%, 30YR TBA (c) 2,567
2,100,000 FNCL , 2.50%, 9/01/5230YR TBA (c) 1,956
89,615 FNR FA 2007-110, (1 mo. LIBOR USD +
0.620%), 2.88%, 12/25/37 (a) 90
100,419 FNR FE 2010-86, (1 mo. LIBOR USD +
0.450%), 2.71%, 8/25/25 (a) 100
205,085 G2 3711 30YR , 5.50%, 5/20/35  221
262,697 G2 3747 30YR , 5.00%, 8/20/35  279
163,988 G2 3772 30YR , 5.00%, 10/20/35  174
309,398 G2 3785 30YR , 5.00%, 11/20/35  329
336,321 G2 4802 30YR , 5.00%, 9/20/40  358
1,074,705 G2 4853 30YR , 4.00%, 11/20/40  1,109
174,514 G2 4978 30YR , 4.50%, 3/20/41  182
432,495 G2 5083 30YR , 5.00%, 6/20/41  460
1,310,728 G2 5115 30YR , 4.50%, 7/20/41  1,377
201,734 G2 5140 30YR , 4.50%, 8/20/41  212
520,922 G2 5233 30YR , 4.00%, 11/20/41  537
1,157,458 G2 5258 30YR , 3.50%, 12/20/41  1,176
699,862 G2 5332 30YR , 4.00%, 3/20/42  726
477,495 G2 770239 30YR , 4.00%, 2/20/42  491
1,577,773 G2 785219 30YR , 2.00%, 12/20/50  1,437
714,304 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 1.86%, 12/20/47 (a) 720
2,312,425 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.530%), 2.24%, 12/20/41 (a) 2,311
188,303 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/27 (a) 188
337,122 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 3/20/27 (a) 339
243,911 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 4/20/27 (a) 243
563,020 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 5/20/27 (a) 561
1,002,189 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/28 (a) 1,005
269,246 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/28 (a) 270
404,534 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/28 (a) 408
Principal
or Shares Security Description
Value
(000)
618,945 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 4/20/28 (a) $ 626
598,046 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 9/20/29 (a) 600
522,680 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 9/20/32 (a) 519
1,062,744 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.75%, 12/20/33 (a) 1,053
410,406 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/34 (a) 415
656,986 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/34 (a) 660
581,272 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 3/20/35 (a) 588
592,567 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.88%, 5/20/38 (a) 599
448,890 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 7/20/38 (a) 447
6,476 G2 8228 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.63%, 7/20/23 (a) 6
828,717 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/40 (a) 842
425,802 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/40 (a) 432
147,444 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/42 (a) 150
318,123 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.75%, 10/20/26 (a) 318
1,042,563 G2 AY5132 , 3.25%, 7/20/37  1,051
1,160,334 G2 AY5138 , 3.25%, 12/20/37  1,170
174,168 G2 MA0312 , 3.50%, 8/20/42  173
210,870 G2 MA0387 , 3.50%, 9/20/42  209
1,321,476 G2 MA0698 30YR , 3.00%, 1/20/43  1,308
1,425,028 G2 MA1012 30YR , 3.50%, 5/20/43  1,448
1,260,103 G2 MA1089 30YR , 3.00%, 6/20/43  1,247
1,217,342 G2 MA1520 30YR , 3.00%, 12/20/43  1,205
1,178,583 G2 MA2304 30YR , 4.00%, 10/20/44  1,206
1,058,859 G2 MA2522 30YR , 4.00%, 1/20/45  1,083
734,040 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 1.50%, 4/20/45 (a) 736
512,211 G2 MA3454 30YR , 3.50%, 2/20/46  517
939,001 G2 MA3520 30YR , 3.00%, 3/20/46  930
983,679 G2 MA3597 30YR , 3.50%, 4/20/46  993
1,621,653 G2 MA3662 30YR , 3.00%, 5/20/46  1,605
1,006,360 G2 MA3663 30YR , 3.50%, 5/20/46  1,016
870,202 G2 MA3735 30YR , 3.00%, 6/20/46  861
845,439 G2 MA3802 30YR , 3.00%, 7/20/46  837
804,036 G2 MA3936 30YR , 3.00%, 9/20/46  796
543,032 G2 MA4003 30YR , 3.00%, 10/20/46  538

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
677,049 G2 MA4069 30YR , 3.50%, 11/20/46  $ 683
807,633 G2 MA4195 30YR , 3.00%, 1/20/47  800
506,700 G2 MA4197 30YR , 4.00%, 1/20/47  518
783,840 G2 MA4262 30YR , 3.50%, 2/20/47  791
943,716 G2 MA4321 30YR , 3.50%, 3/20/47  950
574,888 G2 MA4322 30YR , 4.00%, 3/20/47  587
421,760 G2 MA4510 30YR , 3.50%, 6/20/47  425
911,082 G2 MA4719 30YR , 3.50%, 9/20/47  922
1,003,628 G2 MA4962 30YR , 3.50%, 1/20/48  1,010
388,505 G2 MA5816 30YR , 3.50%, 3/20/49  389
1,869,198 G2 MA6818 30YR , 2.00%, 8/20/50  1,729
2,264,338 G2 MA7051 30YR , 2.00%, 12/20/50  2,093
1,947,258 G2 MA7471 30YR , 2.00%, 7/20/51  1,797
1,983,934 G2 MA7472 30YR , 2.50%, 7/20/51  1,888
2,107,431 G2 MA7533 30YR , 2.00%, 8/20/51  1,945
2,288,205 G2 MA7535 30YR , 3.00%, 8/20/51  2,233
1,005,072 G2 MA7648 30YR , 2.00%, 10/20/51  927
2,015,006 G2 MA7705 30YR , 2.50%, 11/20/51  1,916
1,018,417 G2 MA7766 30YR , 2.00%, 12/20/51  939
2,003,976 G2 MA7768 30YR , 3.00%, 12/20/51  1,954
1,983,473 G2 MA7990 30YR , 4.00%, 4/20/52  2,008
1,980,638 G2 MA8097 30YR , 2.50%, 6/20/52  1,879
8,100,000 G2SF , 2.00%, 8/20/5230YR TBA (c) 7,443
17,050,000 G2SF , 2.50%, 8/20/5230YR TBA (c) 16,155
1,150,000 G2SF , 3.50%, 8/20/5230YR TBA (c) 1,145
2,000,000 G2SF , 4.50%, 9/20/5230YR TBA (c) 2,035
194,429 GN 366983 30YR , 4.00%, 6/15/41  202
484,761 GN 455989 , 5.00%, 7/15/26  479
85,535 GN 558954 , 5.25%, 5/15/29  87
369,635 GN 558956 , 4.50%, 6/15/29  379
149,712 GN 605099 30YR , 5.50%, 3/15/34  162
347,741 GN 616826 30YR , 5.50%, 1/15/35  376
728,817 GN 710868 30YR , 5.50%, 9/15/39  793
290,789 GN 728153 , 5.50%, 10/15/29  309
99,543 GN 728159 , 5.25%, 11/15/29  103
121,411 GN 781636 30YR , 5.50%, 7/15/33  132
149,136 GN 781810 30YR , 5.50%, 10/15/34  163
728,820 GN 784370 30YR , 4.00%, 7/15/45  752
1,083,879 GN 785986 30YR , 3.00%, 10/15/51  1,054
363,079 GNR AF 2012-18, (1 mo. LIBOR USD +
0.300%), 2.43%, 2/20/38 (a) 363
60,545 GNR AH 2015-159, 2.50%, 5/20/43  60
832,867 GNR F 2004-56, (1 mo. LIBOR USD +
0.400%), 2.53%, 6/20/33 (a) 834
198,777 GNR FA 2001-35, (1 mo. LIBOR USD +
0.250%), 2.41%, 8/16/31 (a) 199
70,468 GNR FA 2002-13, (1 mo. LIBOR USD +
0.500%), 2.66%, 2/16/32 (a) 70
96,915 GNR FA 2002-72, (1 mo. LIBOR USD +
0.400%), 2.53%, 10/20/32 (a) 97
Principal
or Shares Security Description
Value
(000)
44,581 GNR FB 2002-72, (1 mo. LIBOR USD +
0.400%), 2.53%, 10/20/32 (a) $ 45
238,906 GNR FB 2007-76, (1 mo. LIBOR USD +
0.500%), 2.63%, 11/20/37 (a) 240
668,123 GNR FB 2008-11, (1 mo. LIBOR USD +
0.600%), 2.73%, 2/20/38 (a) 672
417,522 GNR FC 2003-71, (1 mo. LIBOR USD +
0.500%), 2.63%, 7/20/33 (a) 419
562,198 GNR FC 2007-54, (1 mo. LIBOR USD +
0.260%), 2.39%, 9/20/37 (a) 562
1,056,601 GNR FC 2018-91, (1 mo. LIBOR USD +
0.300%), 2.01%, 7/20/48 (a) 1,048
422,016 GNR FE 2002-72, (1 mo. LIBOR USD +
0.400%), 2.53%, 10/20/32 (a) 422
402,271 GNR FG 2004-86, (1 mo. LIBOR USD +
0.400%), 2.53%, 7/20/34 (a) 403
636,733 GNR FH 2004-59, (1 mo. LIBOR USD +
0.250%), 2.41%, 8/16/34 (a) 635
204,124 GNR FH 2008-2, (1 mo. LIBOR USD +
0.450%), 2.58%, 1/20/38 (a) 204
705,931 GNR FJ 2019-6, (1 mo. LIBOR USD +
0.400%), 2.53%, 1/20/49 (a) 703
905,884 GNR FK 2006-60, (1 mo. LIBOR USD +
0.200%), 2.36%, 11/20/36 (a) 904
346,761 GNR LF 2011-153, (1 mo. LIBOR USD +
0.250%), 2.41%, 7/16/41 (a) 344
4,020,939 GNR ST 2014-79, 0.52%, 7/20/29 (b) 3
785,053 GNR UF 2008-67, (1 mo. LIBOR USD +
0.450%), 2.58%, 6/20/38 (a) 787
Total Mortgage Backed (Cost - $125,155)
120,749
U.S. Treasury (16%
)
15,000,000 U.S. Treasury Bill, 0.00%, 8/18/22 (d)
(Cost - $14,987) 14,986
Investment Company (19%
)
17,701,227 Payden Cash Reserves Money Market Fund *
(Cost - $17,701)
17,701
Total Investments (Cost - $157,843) (163%)
153,436
Liabilities in excess of Other Assets (-63%)
(59,331)
Net Assets (100%) $ 94,105
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 2-Year Note Future 40 Sep-22 $ (8,418) $ (11) $ (11)